Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (recovery)			$ 32.1	$ 29.6	$ 29.5
Tax rate effect of revaluation impact			7.6
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings			6.0	16.5	6.0
Foreign income taxed at different rates			(16.9)	(16.3)	(6.7)
Tax expenses relating to current and future withholding taxes				18.3
RTP adjustments				4.1
Previously unrecognized deferred tax assets of subsidiary				2.6
Favorable currency impacts				5.1
Reversal of tax uncertainties		$ 5.7
Tax benefit from change in estimate related to prior year estimate					6.4
Reversal of previously-recorded tax liabilities and uncertainties					4.5
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense					5.7
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 1,721.9		1,764.1	1,721.9
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized	1.1		10.4	1.1
Net deferred tax assets relating to subsidiary	$ 8.3		4.9	8.3
Deferred tax assets recognized with respect to losses			8.8	9.9
Tax effect from tax incentives			15.0	$ 10.0	1.5
China And Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings					6.0
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings			$ 6.0
Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Initial percentage of tax exemption (percent)			100.00%
Initial term of tax exemption			8 years
Percentage of tax exemption (percent)			50.00%
Term of tax exemption			5 years
Laos
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of tax exemption (percent)			100.00%
Malaysia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Initial term of tax exemption	5 years
Percentage of tax exemption (percent)				50.00%
Asian Subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets relating to subsidiary					$ 6.8